Significant Related Party Transactions - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Domestic [member] | Bottom of Range [Member]
Disclosure of transactions between related parties [Line Items]
Collection periods for accounts receivables	Month-end 30 days
Domestic [member] | Top of Range [Member]
Disclosure of transactions between related parties [Line Items]
Collection periods for accounts receivables	Month-end 60 days
Overseas [member] | Bottom of Range [Member]
Disclosure of transactions between related parties [Line Items]
Collection periods for accounts receivables	Net 30 days
Overseas [member] | Top of Range [Member]
Disclosure of transactions between related parties [Line Items]
Collection periods for accounts receivables	Net 60 days